Intangible Assets, Net (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Intangible Assets, Net (Textual)
Methods of amortization right	Straight-line basis
Useful life of land use right	25 years
Amortization expense	$ 294,555	$ 61,025	$ 55,048
Right to use land	25 years